Condensed Consolidating Supplemental Guarantor Information Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 572	$ 752	$ 896
Expenditures for property, plant and equipment	(143)	(128)	(73)
Proceeds from Sale of property, plant, and equipment	(3)	(6)	0
Proceeds from Collection of (Payments to Fund) Long-term Loans to Related Parties	0	0
Additions to capitalized software	(170)	(166)	(154)
Business acquisitions, net	(206)	(8)	0
Proceeds from (payment of) of intercompany notes			0
Proceeds from divestiture	0	3	47
Investments in equity affiliates	0	0	0
Other investing activities, net	(4)	3	(9)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(520)	(290)	(189)
Short term borrowings, net	(1)	(4)	(8)
Proceeds from Issuance of Secured Debt	0
Payments on term credit facilities	(51)	(61)	(97)
Payments on revolving credit facilities	(2,233)	(1,940)	(1,431)
Borrowings on revolving credit facilities	2,453	1,940	1,331
Tax withholding payments on behalf of employees	(36)	(31)	(16)
Proceeds from employee stock plans	20	15	15
Debt issuance costs	0	0	(9)
Dividend distribution to consolidated subsidiaries	0	0	0
Payments for Repurchase of Common Stock	(210)	(350)	(250)
Other financing activities	0	(3)	(2)
Equity contribution	0	0	0
Borrowings (repayments) of intercompany notes	0	0	0
Payments to Noncontrolling Interests			(250)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(58)	(434)	(467)
Net cash used in discontinued operations operating activities	(36)	(8)	(39)
Effect of Exchange Rate changes on cash and cash equivalents	(25)	16	(29)
Decrease in cash, cash equivalents, and restricted cash	(67)	36	172
Restricted Cash	12	6	9
Cash and cash equivalents	476	543	507	$ 335
Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	353	459	336
Expenditures for property, plant and equipment	(109)	(87)	(33)
Proceeds from Sale of property, plant, and equipment	(1)	0
Proceeds from Collection of (Payments to Fund) Long-term Loans to Related Parties	228	230
Additions to capitalized software	(144)	(133)	(114)
Business acquisitions, net	(206)	(8)
Proceeds from (payment of) of intercompany notes			365
Proceeds from divestiture		3	22
Investments in equity affiliates	(14)	3	(9)
Other investing activities, net	(4)	(1)	(9)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(248)	7	222
Short term borrowings, net	(1)	(5)	(4)
Proceeds from Issuance of Secured Debt	0
Payments on term credit facilities	(51)	(56)	(89)
Payments on revolving credit facilities	(1,755)	(1,700)	(1,151)
Borrowings on revolving credit facilities	1,875	1,700	1,051
Tax withholding payments on behalf of employees	(36)	(31)	(16)
Proceeds from employee stock plans	20	15	15
Debt issuance costs			(9)
Dividend distribution to consolidated subsidiaries	0	0	0
Payments for Repurchase of Common Stock	(210)	(350)
Other financing activities		(1)	0
Equity contribution	0	0	0
Borrowings (repayments) of intercompany notes	0	0	(16)
Payments to Noncontrolling Interests			(250)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(158)	(428)	(469)
Net cash used in discontinued operations operating activities	(36)	(8)	(39)
Effect of Exchange Rate changes on cash and cash equivalents	(1)	0	0
Decrease in cash, cash equivalents, and restricted cash	(90)	30	50
Restricted Cash	1	0	0
Cash and cash equivalents	7	97	67	17
Guarantor Subsidiary [Member]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(138)	(180)	(160)
Expenditures for property, plant and equipment	0	0	0
Proceeds from Sale of property, plant, and equipment	0	0
Proceeds from Collection of (Payments to Fund) Long-term Loans to Related Parties	135	180
Additions to capitalized software	0	0	0
Business acquisitions, net	0	0
Proceeds from (payment of) of intercompany notes			115
Proceeds from divestiture		0	0
Investments in equity affiliates	0	0	50
Other investing activities, net	0	0	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	135	180	165
Short term borrowings, net	0	0	0
Proceeds from Issuance of Secured Debt	0
Payments on term credit facilities	0	0	0
Payments on revolving credit facilities	0	0	0
Borrowings on revolving credit facilities	0	0	0
Tax withholding payments on behalf of employees	0	0	0
Proceeds from employee stock plans	0	0	0
Debt issuance costs			0
Dividend distribution to consolidated subsidiaries	0	0	0
Payments for Repurchase of Common Stock	0	0
Other financing activities		0	0
Equity contribution	0	0	0
Borrowings (repayments) of intercompany notes	0	(2)	0
Payments to Noncontrolling Interests			0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	0	(2)	0
Net cash used in discontinued operations operating activities	0	0	0
Effect of Exchange Rate changes on cash and cash equivalents	0	1	(13)
Decrease in cash, cash equivalents, and restricted cash	(3)	(1)	(8)
Restricted Cash	0	0	0
Cash and cash equivalents	8	11	12	20
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	375	483	723
Expenditures for property, plant and equipment	(34)	(41)	(40)
Proceeds from Sale of property, plant, and equipment	(2)	(6)
Proceeds from Collection of (Payments to Fund) Long-term Loans to Related Parties	0	2
Additions to capitalized software	(26)	(33)	(40)
Business acquisitions, net	0	0
Proceeds from (payment of) of intercompany notes			0
Proceeds from divestiture		0	25
Investments in equity affiliates	0	0	0
Other investing activities, net	0	4	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(58)	(62)	(55)
Short term borrowings, net	0	1	(4)
Proceeds from Issuance of Secured Debt	0
Payments on term credit facilities	0	(5)	(8)
Payments on revolving credit facilities	(478)	(240)	(280)
Borrowings on revolving credit facilities	578	240	280
Tax withholding payments on behalf of employees	0	0	0
Proceeds from employee stock plans	0	0	0
Debt issuance costs			0
Dividend distribution to consolidated subsidiaries	(18)	(10)	(53)
Payments for Repurchase of Common Stock	0	0
Other financing activities		(2)	(2)
Equity contribution	14	(3)	9
Borrowings (repayments) of intercompany notes	(363)	(410)	(464)
Payments to Noncontrolling Interests			0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(267)	(429)	(522)
Net cash used in discontinued operations operating activities	0	0	0
Effect of Exchange Rate changes on cash and cash equivalents	(24)	15	(16)
Decrease in cash, cash equivalents, and restricted cash	26	7	130
Restricted Cash	11	6	9
Cash and cash equivalents	461	435	428	298
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(18)	(10)	(3)
Expenditures for property, plant and equipment	0	0	0
Proceeds from Sale of property, plant, and equipment	0	0
Proceeds from Collection of (Payments to Fund) Long-term Loans to Related Parties	(363)	(412)
Additions to capitalized software	0	0	0
Business acquisitions, net	0	0
Proceeds from (payment of) of intercompany notes			(480)
Proceeds from divestiture		0	0
Investments in equity affiliates	14	(3)	(41)
Other investing activities, net	0	0	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(349)	(415)	(521)
Short term borrowings, net	0	0	0
Proceeds from Issuance of Secured Debt	0
Payments on term credit facilities	0	0	0
Payments on revolving credit facilities	0	0	0
Borrowings on revolving credit facilities	0	0	0
Tax withholding payments on behalf of employees	0	0	0
Proceeds from employee stock plans	0	0	0
Debt issuance costs			0
Dividend distribution to consolidated subsidiaries	18	10	53
Payments for Repurchase of Common Stock	0	0
Other financing activities		0	0
Equity contribution	(14)	3	(9)
Borrowings (repayments) of intercompany notes	363	412	480
Payments to Noncontrolling Interests			0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	367	425	524
Net cash used in discontinued operations operating activities	0	0	0
Effect of Exchange Rate changes on cash and cash equivalents	0	0	0
Decrease in cash, cash equivalents, and restricted cash	0	0	0
Restricted Cash	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0